Other Information - Schedule of Compensation of the Group’s Executive Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive management
Total compensation	€ 6,286,424	€ 6,365,509	€ 5,882,288
Executive Management [Member]
Executive management
Short-term employee benefits	2,685,555	3,193,141	2,783,675
Share-based payments	2,978,061	2,570,489	2,507,453
Sub-total	5,663,616	5,763,630	5,291,128
Non-executive Board of Directors [Member]
Executive management
Short-term employee benefits	321,500	321,500	305,983
Share-based payments	301,308	280,379	285,177
Sub-total	€ 622,808	€ 601,879	€ 591,160